Penn Capital Short Duration High Income Fund
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 96.4%	Par	Value
Advertising & Marketing - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$130,000	$126,327

Aerospace & Defense - 0.6%
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	100,000	103,077

Airlines - 3.8%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	440,000	450,435
VistaJet Malta Finance PLC
7.88%, 05/01/2027 (a)	185,000	186,155
6.38%, 02/01/2030 (a)	70,000	67,405
		703,995

Apparel & Textile Products - 1.0%
Crocs, Inc., 4.25%, 03/15/2029 (a)	185,000	178,709

Auto Parts Manufacturing - 0.6%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	115,000	117,995

Banks - 1.1%
Popular, Inc., 7.25%, 03/13/2028	200,000	209,711

Cable & Satellite - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	505,000	500,783
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	129,000	129,038
		629,821

Casinos & Gaming - 0.8%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	158,000	149,533

Chemicals - 1.0%
Chemours Co., 5.75%, 11/15/2028 (a)	195,000	189,257

Commercial Finance - 2.7%
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	290,000	296,638
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)	185,000	193,528
		490,166

Consumer Finance - 5.2%
Navient Corp., 6.75%, 06/15/2026	90,000	90,954
OneMain Finance Corp.
7.13%, 03/15/2026	100,000	100,638
6.63%, 01/15/2028	375,000	384,597
7.88%, 03/15/2030	110,000	116,425
6.13%, 05/15/2030	90,000	91,447
SLM Corp., 6.50%, 01/31/2030	175,000	182,410
		966,471

Containers & Packaging - 3.4%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	255,000	237,390
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	380,000	380,727
		618,117

Electrical Equipment Manufacturing - 2.2%
Gates Corp./DE, 6.88%, 07/01/2029 (a)	175,000	182,370
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	225,000	228,377
		410,747

Entertainment Content - 2.2%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)	210,000	220,310
TEGNA, Inc., 4.63%, 03/15/2028	185,000	182,765
		403,075

Entertainment Resources - 2.0%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	190,000	183,796
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	200,000	185,536
		369,332

Exploration & Production - 6.0%
California Resources Corp., 8.25%, 06/15/2029 (a)	235,000	245,874
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	40,000	39,923
8.38%, 07/01/2028 (a)	135,000	139,231
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	135,000	139,360
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	200,000	200,930
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	125,000	126,599
SM Energy Co., 6.75%, 09/15/2026	210,000	210,227
		1,102,144

Financial Services - 4.2%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	420,000	418,219
PRA Group, Inc., 8.38%, 02/01/2028 (a)	355,000	362,662
		780,881

Forest & Paper Products Manufacturing - 1.1%
Magnera Corp., 4.75%, 11/15/2029 (a)	215,000	194,470

Hardware - 2.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)	110,000	116,789
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	170,000	183,739
Western Digital Corp., 4.75%, 02/15/2026	100,000	99,915
		400,443

Health Care Facilities & Services - 6.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	510,000	505,241
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	353,000	356,071
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	230,000	225,534
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	105,000	115,589
		1,202,435

Homebuilders - 2.1%
Ashton Woods USA LLC, 4.63%, 08/01/2029 (a)	210,000	198,975
Beazer Homes USA, Inc., 7.25%, 10/15/2029	190,000	194,316
		393,291

Industrial Other - 4.1%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	90,000	88,491
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	230,000	241,438
Pike Corp., 5.50%, 09/01/2028 (a)	325,000	324,188
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	90,000	92,726
		746,843

Internet Media - 1.7%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	320,000	319,522

Leisure Products Manufacturing - 0.5%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	100,000	99,136

Machinery Manufacturing - 1.6%
Titan International, Inc., 7.00%, 04/30/2028	290,000	291,278

Managed Care - 1.0%
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	195,000	189,776

Manufactured Goods - 0.8%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	140,000	142,219

Medical Equipment & Devices Manufacturing - 2.3%
Embecta Corp.
5.00%, 02/15/2030 (a)	212,000	202,059
6.75%, 02/15/2030 (a)	40,000	39,580
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	175,000	178,477
		420,116

Metals & Mining - 2.3%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	245,000	252,069
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	170,000	176,979
		429,048

Oil & Gas Services & Equipment - 2.5%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	130,000	136,495
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)	94,000	96,484
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	220,000	228,682
		461,661

Pharmaceuticals - 1.0%
Harrow, Inc., 8.63%, 09/15/2030 (a)	180,000	188,831

Pipeline - 4.9%
Excelerate Energy LP, 8.00%, 05/15/2030 (a)	160,000	170,464
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	365,000	370,171
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	220,000	225,340
Western Midstream Operating LP, 7.25%, 04/01/2030 (a)	125,000	132,918
		898,893

Power Generation - 1.1%
Calpine Corp., 5.13%, 03/15/2028 (a)	210,000	210,589

Publishing & Broadcasting - 3.4%
Belo Corp., 7.75%, 06/01/2027	50,000	52,128
Gray Media, Inc., 10.50%, 07/15/2029 (a)	185,000	199,376
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	380,000	380,296
		631,800

Real Estate - 2.1%
Newmark Group, Inc., 7.50%, 01/12/2029	190,000	202,797
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	180,000	185,697
		388,494

Restaurants - 1.1%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	235,000	210,287

Retail - Consumer Discretionary - 3.3%
Academy Ltd., 6.00%, 11/15/2027 (a)	215,000	215,160
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	150,000	147,401
Wayfair LLC, 7.25%, 10/31/2029 (a)	245,000	254,860
		617,421

Retail - Consumer Staples - 1.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	220,000	229,840
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	95,000	94,994
		324,834

Software & Services - 1.2%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	210,000	214,135

Supermarkets & Pharmacies - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028 (a)	85,000	85,132

Transportation & Logistics - 1.0%
Wabash National Corp., 4.50%, 10/15/2028 (a)	194,000	177,576

Travel & Lodging - 3.8%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	270,000	259,424
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	140,000	143,582
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	135,000	136,042
Travel + Leisure Co., 6.63%, 07/31/2026 (a)	160,000	160,954
		700,002

Wireline Telecommunications Services - 1.6%
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	295,000	295,399
TOTAL CORPORATE BONDS (Cost $17,435,200)		17,782,989

TOTAL INVESTMENTS - 96.4% (Cost $17,435,200)		17,782,989
Other Assets in Excess of Liabilities - 3.6%		662,355
TOTAL NET ASSETS - 100.0%		$18,445,344

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. -%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $14,769,626 or 80.1% of the Fund’s net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$17,782,989	$–	$17,782,989
Total Investments	$–	$17,782,989	$–	$17,782,989

Refer to the Schedule of Investments for further disaggregation of investment categories.